Fees Summary	Nov. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 867,000
Previously Paid Amount	0.00
Total Fee Amount	132.74
Total Offset Amount	0.00
Net Fee	132.74
Narrative - Max Aggregate Offering Price	$ 867,000
Final Prospectus	true